Description of Business and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended																12 Months Ended		12 Months Ended	1 Months Ended			1 Months Ended
	Dec. 20, 2012	Dec. 18, 2012	Aug. 31, 2010	Dec. 31, 2012	Dec. 29, 2011	Dec. 29, 2011 Fiscal Year 2012	Jun. 30, 2012 Chesapeake and Total	Jun. 30, 2012 Global Infrastructure Partners	Dec. 21, 2010 Haynesville Springridge	Dec. 31, 2010 Haynesville Springridge	Dec. 29, 2011 Appalachia Midstream	Dec. 29, 2011 Marcellus Shale mi	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C.	Dec. 20, 2012 Chesapeake Midstream Operating, L.L.C.	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Gas Gathering Agreement mi acre	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Gas Gathering Agreement Minimum	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Gas Gathering Agreement Maximum	Dec. 31, 2012 Williams Acquisition	Dec. 31, 2012 GIP I Entities and GIP II	Dec. 31, 2012 Aggregate	Dec. 31, 2012 Publicly Owned	Dec. 18, 2012 Common Units	Aug. 31, 2010 Common Units	Dec. 31, 2012 Common Units GIP I Entities and GIP II	Dec. 31, 2012 Common Units Publicly Owned	Dec. 18, 2012 Underwriters Overallotment Option	Aug. 31, 2010 Underwriters Overallotment Option	Dec. 31, 2012 Subordinated Units	Dec. 31, 2012 Subordinated Units Williams Acquisition	Dec. 31, 2012 Subordinated Units GIP I Entities and GIP II	Dec. 31, 2012 General Partner	Dec. 31, 2012 General Partner Williams Acquisition	Dec. 31, 2012 General Partner GIP I Entities and GIP II	Dec. 20, 2012 Convertible Class B Units	Dec. 31, 2012 Convertible Class B Units	Dec. 31, 2012 Convertible Class B Units GIP I Entities and GIP II	Dec. 20, 2012 Subordinated Class C Units	Dec. 31, 2012 Subordinated Class C Units	Dec. 31, 2012 Subordinated Class C Units GIP I Entities and GIP II
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, shares issued																						18,400,000	24,437,500			2,400,000	3,187,500
Common stock, par value		$ 32.15	$ 21.00
Gross offering proceeds		$ 569.3	$ 513.2
Underwriting discounts and commissions,structuring fees and offering expenses			38.6
Net proceeds from the exercise of the over-allotment option			62.4
Percentage of Operation			100.00%						100.00%			100.00%
General partnership interest	2.00%			50.00%			50.00%	50.00%										50.00%	50.00%												1.00%		1.00%
Consideration paid for acquisition									500.00	500.00	879.30		2,160.00	2,160.00																		1,800.00
Consideration paid in cash with a draw on the Partnership's revolving credit									234.0	234.0
Consideration paid In cash									266.0	266.0	600.0
Gas gathering agreement, priority gathering services, period									10 years
Common units issued for acquisition											9,791,605
Percentage of Limited Partnership Interest												47.00%
Number of gas gathering system												10
Length of gas gathering pipeline												549			1,675
Percentage of ownership interest					53.00%
Intangible assets amortization period											15 years
Minimum Estimated Operating Income						100
Percentage of equity interest acquired													100.00%	100.00%
Pipeline area covered															4,300,000
Term of agreements associated with assets																10 years	20 years
Partners' capital account, sale of units	$ 712.1																																	$ 5.9			$ 5.6
Period when results of operation of acquired entity are included in results of operations of combined entity													12 days
Acquisition date													Dec. 20, 2012
Acquisition closing date													Dec. 31, 2012
Partnership units outstanding																			1,933,244					33,704,666	63,619,787			34,538,061	34,538,061	34,538,061	1,933,244				5,929,025	5,929,025		5,599,634	5,599,634
Limited partnership interest																			41.30%	23.80%	32.90%